Accounts Receivable And Other Receivables - Additional Information (Details) - Revenues - Two customers	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Concentration Risk1 [Line Items]
Concentration percentage	10.00%	10.00%
Globally
Concentration Risk1 [Line Items]
Concentration percentage	25.00%	32.00%